Equity accounted investments - Equity accounted investments total carrying value (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Equity accounted investments
Carrying value of equity accounted investment	R 14,742	R 14,804
Other equity accounted investments
Equity accounted investments
Carrying value of equity accounted investment	736	582
Enaex Africa (Pty) Ltd
Equity accounted investments
Carrying value of equity accounted investment	R 483	402
Interest in associates (as a percent)	23.00%
Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)
Equity accounted investments
Carrying value of equity accounted investment	R 2,823	2,823
Interest in associates (as a percent)	20.00%
ORYX GTL
Equity accounted investments
Carrying value of equity accounted investment	R 10,379	10,693
Interest in joint ventures (as a percent)	49.00%
Sasol Dyno Nobel Pty Ltd
Equity accounted investments
Carrying value of equity accounted investment	R 321	R 304
Interest in joint ventures (as a percent)	50.00%